Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property and equipment
Additions	$ 138	$ 220
Acquisitions through business combinations	0
Disposals	$ 2	$ 11